Note 7 - Goodwill	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Goodwill Disclosure [Text Block]
7.	Goodwill

	FirstService	FirstService
	Residential	Brands	Consolidated

Balance, December 31, 2014	$165,390	$52,043	$217,433
Goodwill acquired during the year	4,794	2,146	6,940
Other items	157	-	157
Foreign exchange	(2,892)	(992)	(3,884)
Balance, December 31, 2015	167,449	53,197	220,646
Goodwill acquired during the year	5,696	38,959	44,655
Other items	18	169	187
Foreign exchange	510	168	678
Balance, December 31, 2016	$173,673	$92,493	$266,166

A test for goodwill impairment is required to be completed annually, in the Company’s case as of
August
1,
or more frequently if events or changes in circumstances indicate the asset might be impaired.
No
goodwill impairments were identified in
2016
or
2015.